Finance receivables	12 Months Ended
Mar. 31, 2019
Finance receivables

6. Finance receivables:

Finance receivables consist of the following:

	Yen in millions
	March 31,
	2018	2019
Retail	11,995,174	12,768,305
Finance leases	1,460,600	1,636,536
Wholesale and other dealer loans	3,281,427	3,489,757

	16,737,201	17,894,598
Deferred origination costs	181,764	204,304
Unearned income	(919,967)	(986,928)
Allowance for credit losses
Retail	(103,457)	(117,594)
Finance leases	(28,817)	(26,483)
Wholesale and other dealer loans	(36,800)	(39,008)

Total allowance for credit losses	(169,074)	(183,085)

Total finance receivables, net	15,829,924	16,928,889
Less - Current portion	(6,348,306)	(6,647,771)

Noncurrent finance receivables, net	9,481,618	10,281,118

Finance receivables were geographically distributed as follows: in North America 55.7%, in Asia 12.3%, in Europe 12.1%, in Japan 8.2% and in Other 11.7% as of March 31, 2018, and in North America 55.2%, in Asia 13.0%, in Europe 12.3%, in Japan 8.2% and in Other 11.3% as of March 31, 2019.

The contractual maturities of retail receivables, the future minimum lease payments on finance leases and the contractual maturities of wholesale and other dealer loans at March 31, 2019 are summarized as follows:

	Yen in millions
Years ending March 31,	Retail	Finance leases	Wholesale and other dealer loans
2020	4,089,096	418,450	2,495,356
2021	3,035,992	325,744	235,985
2022	2,434,026	251,888	237,026
2023	1,728,217	113,040	140,418
2024	942,876	42,582	143,747
Thereafter	538,098	6,538	237,225

	12,768,305	1,158,242	3,489,757

Finance leases consist of the following:

	Yen in millions
	March 31,
	2018	2019
Minimum lease payments	1,039,103	1,158,242
Estimated unguaranteed residual values	421,497	478,294

	1,460,600	1,636,536
Deferred origination costs	10,411	11,929
Less - Unearned income	(120,884)	(143,838)
Less - Allowance for credit losses	(28,817)	(26,483)

Finance leases, net	1,321,310	1,478,144

Toyota is exposed to credit risk on Toyota’s finance receivables. Credit risk is the risk of loss arising from the failure of customers or dealers to meet the terms of their contracts with Toyota or otherwise fail to perform as agreed. Toyota estimates allowance for credit losses by variety of credit-risk evaluation process to cover probable and estimable losses above.

The table below shows the amount of the finance receivables segregated into aging categories based on the number of days outstanding as of March 31, 2018 and 2019:

	Yen in millions
	March 31, 2018
	Retail	Finance leases	Wholesale	Real estate	Working capital
Current	11,802,032	1,448,989	1,721,225	823,007	731,877
30-59 days past due	127,830	5,741	138	—	—
60-89 days past due	32,408	1,760	5,112	—	—
90 days or greater past due	32,904	4,110	—	65	3

Total	11,995,174	1,460,600	1,726,475	823,072	731,880

	Yen in millions
	March 31, 2019
	Retail	Finance leases	Wholesale	Real estate	Working capital
Current	12,554,265	1,625,893	1,806,305	873,427	808,755
30-59 days past due	141,111	4,972	191	—	—
60-89 days past due	35,090	1,396	100	—	—
90 days or greater past due	37,839	4,275	393	106	480

Total	12,768,305	1,636,536	1,806,989	873,533	809,235

The tables below show the recorded investment for credit quality of the finance receivable within the wholesale and other dealer loan receivables portfolio segment as of March 31, 2018 and 2019:

The wholesale and other dealer loan receivables portfolio segment is primarily segregated into credit qualities below based on internal risk assessments by dealers.

Performing: Account not classified as either Credit Watch, At Risk or Default

Credit Watch: Account designated for elevated attention

At Risk:	Account where there is an increased likelihood that default may exist based on qualitative and quantitative factors
Default:	Account is not currently meeting contractual obligations or we have temporarily waived certain contractual requirements

	Yen in millions
	March 31, 2018
	Wholesale	Real estate	Working capital	Total
Performing	1,532,786	716,187	711,193	2,960,166
Credit Watch	126,181	68,923	12,016	207,120
At Risk	39,338	25,369	6,270	70,977
Default	28,170	12,593	2,401	43,164

Total	1,726,475	823,072	731,880	3,281,427

	Yen in millions
	March 31, 2019
	Wholesale	Real estate	Working capital	Total
Performing	1,566,475	743,379	789,948	3,099,802
Credit Watch	156,740	81,848	8,610	247,198
At Risk	58,550	45,564	10,189	114,303
Default	25,224	2,742	488	28,454

Total	1,806,989	873,533	809,235	3,489,757

The tables below summarize information about impaired finance receivables:

	Yen in millions
	Recorded investment		Unpaid principal balance		Individually evaluated allowance
	March 31,		March 31,		March 31,
	2018	2019	2018	2019	2018	2019
Impaired account balances individually evaluated for impairment with an allowance:
Wholesale	11,582	18,187	11,582	18,187	1,525	3,141
Real estate	9,353	10,545	9,353	10,545	588	1,280
Working capital	5,858	7,451	5,858	7,451	5,429	6,670

Total	26,793	36,183	26,793	36,183	7,542	11,091

Impaired account balances individually evaluated for impairment without an allowance:
Wholesale	8,818	14,429	8,818	14,429
Real estate	15,086	16,870	15,086	16,870
Working capital	2,337	2,220	2,337	2,220

Total	26,241	33,519	26,241	33,519

Impaired account balances aggregated and evaluated for impairment:
Retail	27,151	29,537	26,418	28,788
Finance leases	100	99	74	75

Total	27,251	29,636	26,492	28,863

Total impaired account balances:
Retail	27,151	29,537	26,418	28,788
Finance leases	100	99	74	75
Wholesale	20,400	32,616	20,400	32,616
Real estate	24,439	27,415	24,439	27,415
Working capital	8,195	9,671	8,195	9,671

Total	80,285	99,338	79,526	98,565

The amount of finance receivables modified as a troubled debt restructuring for the year ended March 31, 2019 was not significant for all classes of finance receivables. Finance receivables modified as troubled debt restructurings for the year ended March 31, 2019 and for which there was a payment default were not significant for all classes of such receivables.